SHARE-BASED COMPENSATION - Share-based compensation for all share options and restricted share units (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED COMPENSATION
Share based compensation expense	¥ 75,695	¥ 54,281	¥ 51,359
Stock Options
SHARE-BASED COMPENSATION
Unrecognized compensation expense related to unvested share options	¥ 38,383
Weighted-average period, compensation expense is expected to be recognized	1 year 8 months 12 days
Restricted share units
SHARE-BASED COMPENSATION
Unrecognized compensation expense related to unvested share options	¥ 66,179
Weighted-average period, compensation expense is expected to be recognized	2 years 9 months 18 days
Share options and restricted share units
SHARE-BASED COMPENSATION
Unrecognized compensation expense related to unvested share options	¥ 512,866
Weighted-average period, compensation expense is expected to be recognized	3 years 6 months
General and administrative expenses
SHARE-BASED COMPENSATION
Share based compensation expense	¥ 22,727	25,412	22,477
Selling and marketing expenses
SHARE-BASED COMPENSATION
Share based compensation expense	40,562	24,772	23,561
Technology and content expenses
SHARE-BASED COMPENSATION
Share based compensation expense	¥ 12,406	¥ 4,097	¥ 5,321